As filed with the Securities and Exchange Commission on April 10, 2012
File No. 333-174574
File No. 811-22563

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	3	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	5	[	X	]

(Check appropriate box or boxes.)

Mairs and Power Funds Trust
(Exact Name of Registrant as Specified in Charter)

W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
 (Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (651) 222-8478

William B. Frels, President
W1520 First National Bank Building
332 Minnesota Street
St. Paul, MN 55101-1363
 (Name and Address of Agent for Service)

With copies to:
James D. Alt, Esq.
Dorsey & Whitney LLP
Suite 1500, 50 South Sixth Street
Minneapolis, MN 55402-1498

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[	X	]	on April 12, 2012 pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MAIRS AND POWER FUNDS TRUST
A Delaware Statutory Trust

Adoption of Registration Statements
Pursuant to Rule 414 under the Securities Act of 1933

1.
Pursuant to Rule 414 under the Securities Act of 1933, as amended (the “Securities Act”) and the Agreement and Plan of Reorganization dated as of December 16, 2011, between Mairs and Power Growth Fund, Inc., a Minnesota corporation (the “Predecessor Growth Fund”) and the Registrant, on behalf of its newly formed Mairs and Power Growth Fund series, the Registrant hereby expressly adopts the registration statement on Form N-1A of the Predecessor Growth Fund (SEC File Nos. 002-14290 and 811-00802) as the Registrant’s own registration statement on Form N-1A for all purposes of the Securities Act, the Investment Company Act of 1940, as amended (the “Investment Company Act”), the Securities Exchange Act of 1934, as amended (the “Exchange Act”),  and other applicable law.

The Predecessor Growth Fund’s registration statement on Form N-1A is incorporated by reference to Post-Effective Amendment No. 67 to that registration statement filed with the Securities and Exchange Commission (the “Commission”) on May 13, 2011, as supplemented by that supplement filed pursuant to Rule 497 on December 19, 2011.

2.
Pursuant to Rule 414 under the Securities Act and the Agreement and Plan of Reorganization dated as of December 16, 2011, between Mairs and Power Balanced, Inc., a Minnesota corporation (the “Predecessor Balanced Fund”) and the Registrant, on behalf of its newly formed Mairs and Power Balanced Fund series, the Registrant hereby expressly adopts the registration statement on Form N-1A of the Predecessor Balanced Fund (SEC File Nos. 002-18269 and 811-01048) as the Registrant’s own registration statement on Form N-1A for all purposes of the Securities Act, the Investment Company Act, the Exchange Act,  and other applicable law.

The Predecessor Balanced Fund’s registration statement on Form N-1A is incorporated by reference to Post-Effective Amendment No. 59 to that registration statement filed with the Commission on May 13, 2011, as supplemented by that supplement filed pursuant to Rule 497 on December 19, 2011.

*              *              *              *              *

This Amendment does not relate to, amend or otherwise affect the prospectus or statement of additional information of the Registrant’s Mairs and Power Small Cap Fund series, as most recently amended by Post-Effective Amendment No. 1 to this Registration Statement.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Certificate of Trust. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(a)(2)	Declaration of Trust dated May 9, 2011. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011

(a)(3)
Schedule A to Declaration of Trust as amended September 27, 2011 to add Growth Fund and Balanced Fund Series.  Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(b)	By-laws, dated May 17, 2011. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(c)	Instruments Defining Rights of Security Holders. None.

(d)(1)
Agreement for Investment Counsel Service entered into between the Mairs and Power Funds Trust (the Trust) and Mairs and Power, Inc., dated May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(d)(2)
Appendix A to the Agreement for Investment Counsel Service entered into between the Mairs and Power Funds Trust and Mairs and Power, Inc., dated December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(e)	None.

(f)	None.

(g)(1)	Custodian Agreement entered into between the Trust and U.S. Bank National Association on May 17, 2011. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(g)(2)
First Amendment to the Custody Agreement entered into between the Trust and U.S. Bank National Association on December 31, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(h)(1)	Fund Administration Servicing Agreement entered into between the Trust and Mairs and Power, Inc. on May 17, 2011. Incorporated by reference to Registrant’s Statement filed on May 27, 2011.

(h)(1)(i)
First Amendment to the Fund Administration Servicing Agreement entered into between the Trust and Mairs and Power, Inc. on December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(h)(2)	Transfer Agent Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011. Incorporated by reference to Registrant’s Statement filed on May 27, 2011.

(h)(2)(i)
First Amendment to the Transfer Agent Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(h)(3)
Fund Accounting Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(3)(i)
First Amendment to the Fund Accounting Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011 to add Growth Fund and Balanced Fund.  Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(h)(4)
Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(4)(i)
Addendum to the Fund Administration Servicing Agreement entered into between the Trust and U.S. Bancorp Fund Services, LLC on December 31, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(h)(5)
Blue Sky Registration Agreement entered into entered into between the Trust and Quasar Distributors, LLC on May 17, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(6)	NSCC Services Agreement entered into between the Trust and Quasar Distributors, LLC on May 17, 2011. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(h)(6)(i)
First Amendment to the NSCC Services Agreement entered into between the Trust and Quasar Distributors, LLC on December 31, 2011.  Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(h)(7)	Expense Limitation Agreement. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(i)(1)	Legal Opinion as to Small Cap Fund shares. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(i)(2)	Legal Opinion as to Growth Fund and Balanced Fund shares. Incorporated by reference to Registrant’s Registration Statement filed on December 28, 2011.

(j)	Consent of Independent Registered Public Accounting Firm. None.

(k)	Omitted Financial Statements. None.

(l)	Form of Subscription Agreement for Seed Capital Shares. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(m)	None.

(n)	None.

(o)	None.

(p)(1)	Mairs and Power Funds Trust Code of Ethics. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(p)(2)	Mairs and Power, Inc. Code of Ethics. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

(q)	Trustees’ Powers of Attorney. Incorporated by reference to Registrant’s Registration Statement filed on May 27, 2011.

Item 29. Persons Controlled by or Under Common Control with the Fund

None.

Item 30. Indemnification

The Declaration of Trust provides for trustees and officer to be indemnified as follows:

(a)      Each individual who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof. Expenses in connection with the defense of any proceeding of the character described in the preceding sentence shall be advanced by the Trust to the Covered Person from time to time prior to final disposition of such proceeding to the fullest extent permitted by law, subject to the provisions of paragraph (e) below.

(b)      For purposes of this provision, “proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(c)      No indemnification shall be provided hereunder to a Covered Person who shall have been adjudicated by a court or other body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (ii) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust.

(d)      The Trust’s financial obligations arising from the indemnification provided herein may be insured by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to an individual who has ceased to be a Covered Person as to acts or omissions as a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such individual. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(e)      Expenses in connection with the defense of any proceeding of the character described in paragraph (a) above shall be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he or she is not entitled to indemnification under this provision; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion or memorandum, shall have determined, based upon a review of readily available facts (as opposed to a trial type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this provision.

(f)      In no event will any revision, amendment or change to this provision affect in any manner the rights of any Covered Person to receive indemnification by the Trust against all liabilities and expenses reasonably incurred or paid by the Covered Person in connection with any proceeding in which the Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust (including any amount paid or incurred by the Covered Person in the settlement of such proceeding) with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such revision, amendment or change to this provision.

In addition, the Trust and Mairs and Power, Inc. maintain officers’ and trustees’ liability insurance in the amount of $5,000,000 with no deductible for officers and trustees or directors of the Trust, Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc.  Each entity has a $75,000 deductible. Mairs and Power, Inc. has a $150,000 deductible.

Item 31. Business and Other Connections of the Investment Adviser

Mairs and Power, Inc. serves as the Investment Adviser to the Trust. Mairs and Power, Inc. also serves as investment adviser to individual and institutional separate accounts.

Item 32. Principal Underwriters

(a)	None.
(b)	None.
(c)	None.

Item 33. Location of Accounts and Records

Custodian:	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent (Overnight Deliveries):	U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

Transfer Agent (Mailing Address):	U.S. Bancorp Fund Services, LLC
P. O. Box 701
Milwaukee, Wisconsin 53201-0701

Investment Adviser:	Mairs and Power, Inc.
W1520 First National Bank Building
332 Minnesota Street
Saint Paul, Minnesota 55101-1363

Item 34. Management Services

None.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of St. Paul and State of Minnesota, on April 10, 2012.

MAIRS AND POWER FUNDS TRUST

/s/ William B. Frels
William B. Frels
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

President and Director (principal
/s/ William B. Frels	Executive Officer)	April 10, 2012
William B. Frels

Treasurer (principal Financial and
/s/ Andrea C. Stimmel	Accounting Officer)	April 10, 2012
Andrea C. Stimmel

Mary Schmid Daugherty *	Trustee	April 10, 2012
Mary Schmid Daugherty

Norbert J. Conzemius *	Trustee	April 10, 2012
Norbert J. Conzemius

Bert J. McKasy *	Trustee	April 10, 2012
Bert J. McKasy

Charles M. Osborne *	Trustee	April 10, 2012
Charles M. Osborne

*	By	/s/ Jon A. Theobald
Jon A. Theobald, as attorney-in-fact pursuant to power of attorney dated May 17, 2011, which was previously filed and is incorporated herein by reference.